Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	¥ (40,461)	$ (5,604)	¥ (10,090)	¥ (114,409)
Net cash provided by/(used in) investing activities	(19,766)	(2,738)	608	13,947
Net cash used in financing activities	0	0	(12,064)	450
Net decrease in cash and cash equivalents and restricted cash	(57,713)	(7,993)	(22,406)	(103,467)
Cash and cash equivalents at beginning of year	416,201
Cash and cash equivalents at end of year	358,787	49,691	416,201
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(10,577)	(1,465)	(1,712)	(1,642)
Net cash provided by/(used in) investing activities	(2,216)	(307)	13,364	13,608
Net cash used in financing activities	0	0	(1,333)	(9,689)
Net decrease in cash and cash equivalents and restricted cash	(12,793)	(1,772)	10,319	2,277
Cash and cash equivalents at beginning of year	14,668	2,032	4,349	2,072
Cash and cash equivalents at end of year	¥ 1,875	$ 260	¥ 14,668	¥ 4,349